Bank Borrowings and Bank Overdraft - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Bank borrowing
As at beginning of the year	RM 3,262,715	$ 803,922	RM 2,909,469
Proceeds from borrowing	2,500,000	615,991	1,000,000	RM 2,699,992
Scheduled repayment	(976,305)	(240,558)	(908,930)
Non-cash changes
Finance cost	246,123	60,644	262,176	164,491
As at end of the year	5,032,533	1,239,999	3,262,715	2,909,469
Lease liability
As at beginning of the year	162,577	40,058	209,571
Scheduled repayment	(161,328)	(39,751)	(57,084)
Non-cash changes
Addition during the year	1,355,647	334,026
Modification	(69)	(17)
Imputed interest	40,750	10,041	10,090
Termination	(37,339)	(9,199)
As at end of the year/period	1,360,238	335,158	162,577	209,571
Amount due to shareholders
As at beginning of the year			(886)
Repayment			886	(30,852)
As at end of the year				(886)
Amount due to director
As at beginning of the year			(137,181)
Repayment			137,181
As at end of the year				RM (137,181)